Changes in Accounting Policies Required by the Initial Application of IFRS 9, IFRS 15 and IFRS 16	12 Months Ended
Dec. 31, 2019
Changes in Accounting Policies Required by the Initial Application of IFRS 9, IFRS 15 and IFRS 16
Changes in Accounting Policies Required by the Initial Application of IFRS 9, IFRS 15 and IFRS 16

28.Changes in Accounting Policies Required by the Initial Application of IFRS 9, IFRS 15 and IFRS 16

(a)	IFRS 9

IFRS 9 addresses the classification, measurement and recognition of financial assets and financial liabilities. IFRS 9 requires financial assets to be classified into two measurement categories: those measured at amortized cost and those measured at fair value, with changes in fair value either through income or loss, or through other comprehensive income or loss. The determination is made at initial recognition. The basis of classification depends on the entity’s business model for managing its financial instruments and the contractual cash flow characteristics of the financial assets. For financial liabilities, this IFRS Standard retained most of the IAS 39 Financial Instruments: Recognition and Measurement requirements. IFRS 9 considers under a new impairment approach that is no longer necessary for a credit event to have occurred before credit losses are recognized, instead, an entity always accounts for expected credit losses, and change in those expected losses to profit or loss; in respect to hedging activities, IFRS 9 aligns hedge accounting more closely with an entity’s risk management through a principles-based approach, by means of which the range from 0.8 to 1.25 to declare a maintaining hedge is eliminated an in its place, an effective hedging instrument will be declared only if it supports the entity’s risk management strategy and maintain an effective hedge, and in lieu thereof, an instrument of effective hedge could be deemed this way if it is aligned with the entity’s management risks strategy; IFRS 9 establishes that an entity making an irrevocable election to present in other comprehensive income changes in fair value of an investment in an equity instrument that is not held for trading, should not transfer to profit or loss any amounts presented in other comprehensive income, but may transfer the cumulative gain or loss within equity. The Company’s management used the retrospective cumulative effect, which consists in recognizing any cumulative adjustment resulting from the new standard at the date of initial adoption in consolidated equity.

In connection with the initial adoption of IFRS 9 in the first quarter of 2018, and based on the Group’s exist in financial instruments, related contracts on hedge relationships as of December 31, 2017, the implementation of the new standard did not have a material impact on the Group’s consolidated financial statements upon adoption.

(i)Recognition of certain cumulative adjustments

The adoption of IFRS 9 Financial Instruments from January 1, 2018 resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. The new accounting policies are set out in Note 2 (i) and (w) above.

In connection with expected credit losses of trade notes and accounts receivable, in conformity with the guidelines provided by IFRS 9, the Group applied the IFRS 9 simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance for all trade receivables, and the Group recognized cumulative adjustments that decreased consolidated retained earnings as of January 1, 2018, as follows:

	Earnings		Income Tax
	(Losses)		Benefit		Net
Controlling interest	Ps.	(234,129)	Ps.	67,101	Ps.	(167,028)
Non-controlling interests		(47,465)		12,029		(35,436)
Effect on equity at January 1, 2018	Ps.	(281,594)	Ps.	79,130	Ps.	(202,464)

In connection with the initial adoption of IFRS 9 which became effective on January 1, 2018, the Company classified financial assets as current temporary investments with changes in fair value through income or loss. Beginning on January 1, 2018, the Company classified these financial assets as non-current financial instruments with changes in fair value through other comprehensive income, based on its business model for managing financial assets and the contractual cash flow characteristics of these financial assets. In accordance with IFRS 9, this new classification the Group recognized cumulative adjustments in consolidated retained earnings as of January 1, 2018, as follows:

	Earnings		Income Tax
	(Losses)		Benefit		Net

Effect on equity at January 1, 2018	Ps.	(1,182,760)	Ps.	354,828	Ps.	(827,932)

(ii)Classification and measurement of financial instruments

On January 1, 2018 (the date of initial application of IFRS 9), the Group’s management assessed which business models applied to the financial assets held by the Group and classified its financial instruments into the appropriate IFRS 9 categories. The main effects resulting from this reclassification were as follows:

	Measurement Category		Carrying Amount
	Original	New		Original		New
	(IAS 39)	(IFRS 9)		(IAS 39)		(IFRS 9)	Difference
Current assets
Cash and cash equivalents:
Cash and bank accounts			Ps.	1,761,260	Ps.	1,761,260	Ps.	—
Short-term investments	FVIL	FVIL		37,021,338		37,021,338		—
Other financial assets (classified as non-current financial assets)	FVIL	FVOCIL		5,942,500		5,942,500		—
Current maturities of non-current financial assets	Amortized cost	Amortized cost		23,529		23,529		—
Trade notes and accounts receivable:
Trade notes and accounts receivable	Amortized cost	Amortized cost		24,727,073		24,727,073		—
Derivative financial instruments:
TVI’s options	FVIL	FVIL		100,700		100,700		—
Empresas Cablevisión' options	FVIL	FVIL		110,137		110,137		—
Options	FVIL	FVIL		795,010		795,010		—
Forward	FVIL	FVIL		397,037		397,037		—

Non-current assets
Derivative financial instruments:
TVI’s interest rate swaps	Hedge accounting	Hedge accounting		84,109		84,109		—
Interest rate swaps	Hedge accounting	Hedge accounting		664,724		664,724		—
Forward	Hedge accounting	Hedge accounting		112,157		112,157		—
Investments in financial instruments:
Warrants issued by UHI	FVOCIL	FVOCIL		36,395,183		36,395,183		—
Open Ended Fund	FVOCIL	FVOCIL		7,297,577		7,297,577		—
Financial assets held to maturity	Amortized cost	Amortized cost		287,605		287,605		—
Other				16,487		16,487		—

Current liabilities
Debt, lease liabilities and other notes payable:
Current portion of long-term debt	Amortized cost	Amortized cost		2,103,870		2,103,870		—

Non-current liabilities
Debt, lease liabilities and other notes payable:
Long-term debt	Amortized cost	Amortized cost		121,993,128		121,993,128		—

(b)	IFRS 15

IFRS 15 provides a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. This IFRS Standard contains principles that an entity applies to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity recognizes revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services.

In connection with the initial adoption of IFRS 15 in the first quarter of 2018, the Company’s management: (i) reviewed significant revenue streams and identified certain effects on the Group’s revenue recognition in the Cable and Sky segments; (ii) used the retrospective cumulative effect, which consists in recognizing any cumulative adjustment resulting from the new standard at the date of initial adoption in consolidated equity; and (iii) did not restate the comparative information for the years ended December 31, 2017 and 2016, which was reported under the financial reporting standards in effect in those periods. Based on the Group’s existing customer contracts and relationships, the implementation of the new standard did not have a material impact on the Group’s consolidated financial statements upon adoption. The more significant effects to the Group’s revenue recognition are described as follows:

(i)Recognition of certain cumulative adjustments

Cable

Through December 31, 2017, commissions for obtaining contracts with customers in this segment were accounted for in the consolidated statement of income as they were incurred. Beginning on January 1, 2018, in accordance with the new standard, incremental costs of obtaining contracts with customers, primarily commissions, are recognized as assets in the Group’s consolidated statement of financial position and amortized in the expected life of contracts with customers. In the telecommunications business of this segment, as required by the new standard, the Company’s management reviewed the terms and conditions of the most significant contracts on an individual basis, and concluded that the effects of applying IFRS 15 were not significant at the adoption date.

Sky

Through December 31, 2017, commissions for obtaining contracts with customers in this segment were accounted for in the consolidated statement of income as they were incurred. Beginning on January 1, 2018, in accordance with the new standard, incremental costs of obtaining contracts with customers, primarily commissions, are recognized as assets in the Group´s consolidated statement of financial position and amortized in the expected life of contracts with customers.

Content

The Group recognizes customer deposits and advance agreements for advertising services in the consolidated statement of financial position when these agreements are executed either with a consideration in cash paid by customers or with short-term non-interest bearing notes received from customers in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments. In connection with the initial adoption of IFRS 15, customer deposits and advances agreements are presented by the Group as a contract liability in the consolidated statement of financial position when a customer pays consideration, or the Group has a right to an amount of consideration that is unconditional, before the Group transfers advertising services to the customer. Under the guidelines of IFRS 15, a contract liability is a Group’s obligation to transfer services or goods to a customer for which the Group has received consideration, or an amount of consideration is due, from the customer. The Company’s management has consistently recognized that an amount of consideration is due, for legal, finance and accounting purposes, when a short-term non- interest bearing note is received from a customer in connection with a deposit or advance agreement entered into with the customer for advertising services to be rendered by the Group in the short term. Accordingly, there was no effect in the recognition of a contract liability for deposits and advances agreements with customers in the Group’s consolidated statement of financial position at the adoption date of IFRS 15.

The Group has recognized assets from incremental costs of obtaining a contract with customers, primarily commissions, which are classified as current and non-current other assets in its consolidated financial statements as of January 1 and December 31, 2019 and 2018, as follows:

	Cable		Sky		Total
Contract costs:
At January 1, 2019	Ps.	1,133,727	Ps.	2,236,932	Ps.	3,370,659
Additions		753,473		1,017,006		1,770,479
Amortization		(450,442)		(999,459)		(1,449,901)
Total Contract Costs at December 31, 2019		1,436,758		2,254,479		3,691,237
Less:
Current Contract Costs		477,167		902,233		1,379,400
Total Non-current Contract Costs	Ps.	959,591	Ps.	1,352,246	Ps.	2,311,837

	Cable		Sky		Total
Contract costs:
At January 1, 2018	Ps.	932,664	Ps.	2,452,540	Ps.	3,385,204
Additions		594,658		800,766		1,395,424
Amortization		(393,595)		(1,016,374)		(1,409,969)
Total Contract Costs at December 31, 2018		1,133,727		2,236,932		3,370,659
Less:
Current Contract Costs		233,166		909,790		1,142,956
Total Non-current Contract Costs	Ps.	900,561	Ps.	1,327,142	Ps.	2,227,703

In connection with the assets from incremental costs of obtaining a contract with customers referred to above and the initial adoption of IFRS 15, the Group recognized cumulative adjustments that increased consolidated retained earnings as of January 1, 2018, as follows:

	Retained Earnings		Income Taxes		Net

Controlling interest	Ps.	2,272,350	Ps.	(672,898)	Ps.	1,599,452
Non-controlling interests		1,112,854		(327,651)		785,203
Effect on equity at January 1, 2018	Ps.	3,385,204	Ps.	(1,000,549)	Ps.	2,384,655

(c) IFRS 16

IFRS 16 Leases was issued in January 2016, replaced IAS 17, and became effective on January 1, 2019. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases. IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items. Lessor accounting remains similar to the former IFRS Standard: lessors continue to classify leases as finance or operating leases.

Beginning in the first quarter of 2019, the Group adopted the guidelines of IFRS 16 by using the retrospective cumulative effect, which consists of recognizing any cumulative adjustment due to the new IFRS Standard at the date of initial adoption in consolidated assets and liabilities. Accordingly, as a lessee, the Group recognized lease liabilities as of January 1, 2019, for leases classified as operating leases through December 31, 2018, and measured these lease liabilities at the present value of the remaining lease payments, discounted using the incremental borrowing rate as of January 1, 2019. The carrying amounts of leases classified as a finance leases through December 31, 2018, became the initial carrying amounts of right-of-use assets and lease liabilities under the guidelines of IFRS 16 beginning on January 1, 2019.

The initial impact of recording lease liabilities, and the corresponding right-of-use assets in accordance with the guidelines of IFRS 16, increased the Group’s consolidated total assets and liabilities as of January 1, 2019, as described below. Also, as a result of the adoption of IFRS 16,  the Group recognizes a depreciation of rights-of-use assets for long-term lease agreements, and a finance expense for interest from related lease liabilities, instead of affecting consolidated operating costs and expenses for lease payments made, as they were recognized through December 31, 2018, under the guidelines of the former IFRS Standard.

The Company’s management has concluded the analysis and assessment of any changes to be made in the Group’s accounting policies for long-term lease agreements as a lessee, including the implementation of controls over financial reporting in the different business segments of the Group, in connection with the measurement and disclosures required by IFRS 16.

As a result of the adoption of IFRS 16, the Group recognized as right-of-use assets and lease liabilities in its consolidated statements of financial position as of December 31 and January 1, 2019, long-term lease agreements that were recognized as operating leases through December 31, 2018, as follows:

	December 31, 2019		January 1, 2019
Long-term Lease Agreements	Assets (Liabilities)		Assets (Liabilities)
Right-of-use assets, net	Ps.	4,502,590	Ps.	4,797,312
Lease liabilities (1)		(4,641,705)		(4,797,312)
Net effect	Ps.	(139,115)	Ps.	—
(1)	Current portion of lease liabilities as of December 31 and January 1, 2019, amounted to Ps.533,260 and Ps.462,513, respectively.

Depreciation of right-of-use assets referred to in the table above and charged to income for the year ended December 31, 2019, amounted to Ps.651,675.

The Group also classified as right-of-use assets and lease liabilities in its consolidated statements of financial position as of December 31 and January 1, 2019, property and equipment and obligations under long-term lease agreements that were recognized as finance leases through December 31, 2018, as follows:

	December 31, 2019		January 1, 2019
Long-term Lease Agreements	Assets (Liabilities)		Assets (Liabilities)
Right-of-use assets, net	Ps.	3,050,462	Ps.	3,402,869
Lease liabilities (1)		(4,721,815)		(5,317,944)
Net effect	Ps.	(1,671,353)	Ps.	(1,915,075)
(1)	Current portion of lease liabilities as of December 31 and January 1, 2019, amounted to Ps.724,506 and Ps.651,800 , respectively.

Depreciation of right-of-use assets referred to in the table above and charged to income for the years ended December 31, 2019 and 2018, amounted to Ps.418,675 and Ps.481,885, respectively.

In applying IFRS 16 for the first time, the Group has used the following practical expedients permitted by the standard:

•	Applying a single discount rate to a portfolio of leases with reasonably similar characteristics
•	Relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review – there were no onerous contracts as at January 1, 2019
•	Accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases
•	Excluding initial direct cost for the measurement of the right-of-use asset at the date of initial application, and
•	Using hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The Group has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Group relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.